OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2014
OTHER RECEIVABLES [Abstract]
OTHER RECEIVABLES

15.	OTHER RECEIVABLES

(in thousands of $)	2014	2013
Agent receivables	4,440	5,065
Claims receivables	7,553	4,938
Other receivables	4,710	6,177
	16,703	16,180

Other receivables are presented net of allowances for doubtful accounts amounting to nil and nil as of December 31, 2014 and 2013.